Prices Used in Determining Future Net Revenues Related to Standardized Measure Calculation (Detail)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Oil
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Price before field differentials used in determining future net revenues	94.71	96.19	79.43
Natural Gas
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Price before field differentials used in determining future net revenues	2.76	4.11	4.38